ACQUISITION OF BUSINESSES - Schedule of Acquisitions Completed in 2021 (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Financial assets	$ 10,512	$ 6,536
Various acquisitions
Disclosure of detailed information about business combination [line items]
Cash	7,487	9,065
Non-cash consideration	86	19
Contingent consideration related to future performance		421
Total consideration	7,573	9,505
Cash and cash equivalents	240	276
Accounts receivable and other, net	499	768
Inventory, net	171	588
Property, plant and equipment	371	2,490
Intangible assets	5,023	4,533
Goodwill	1,834	3,851
Deferred income tax assets	13
Financial assets	4,530
Equity accounted investments and other assets	359	42
Accounts payable and other	(490)	(1,704)
Non-recourse borrowings in subsidiaries of the partnership	(4,471)	(132)
Deferred income tax liabilities	(506)	(1,197)
Net assets acquired before non-controlling interests	7,573	9,515
Non-controlling interests acquired	0	(10)
Net assets acquired	7,573	9,505
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Cash	994	219
Non-cash consideration	57	0
Contingent consideration related to future performance		63
Total consideration	1,051	282
Cash and cash equivalents	158	11
Accounts receivable and other, net	38	52
Inventory, net	0	0
Property, plant and equipment	4	56
Intangible assets	646	84
Goodwill	375	290
Deferred income tax assets	9
Financial assets	4,525
Equity accounted investments and other assets	0	9
Accounts payable and other	(39)	(96)
Non-recourse borrowings in subsidiaries of the partnership	(4,471)	(103)
Deferred income tax liabilities	(194)	(21)
Net assets acquired before non-controlling interests	1,051	282
Non-controlling interests acquired	0	0
Net assets acquired	1,051	282
Equity from the partnership	250	80
Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Cash	6,493	4,806
Non-cash consideration	29	19
Contingent consideration related to future performance		0
Total consideration	6,522	4,825
Cash and cash equivalents	82	100
Accounts receivable and other, net	461	412
Inventory, net	171	104
Property, plant and equipment	367	1,967
Intangible assets	4,377	1,940
Goodwill	1,459	1,740
Deferred income tax assets	4
Financial assets	5
Equity accounted investments and other assets	359	5
Accounts payable and other	(451)	(839)
Non-recourse borrowings in subsidiaries of the partnership	0	(27)
Deferred income tax liabilities	(312)	(577)
Net assets acquired before non-controlling interests	6,522	4,825
Non-controlling interests acquired	0	0
Net assets acquired	6,522	4,825
Equity from the partnership	$ 979	581
Various acquisitions | Industrials
Disclosure of detailed information about business combination [line items]
Cash		4,040
Non-cash consideration		0
Contingent consideration related to future performance		358
Total consideration		4,398
Cash and cash equivalents		165
Accounts receivable and other, net		304
Inventory, net		484
Property, plant and equipment		467
Intangible assets		2,509
Goodwill		1,821
Equity accounted investments and other assets		28
Accounts payable and other		(769)
Non-recourse borrowings in subsidiaries of the partnership		(2)
Deferred income tax liabilities		(599)
Net assets acquired before non-controlling interests		4,408
Non-controlling interests acquired		(10)
Net assets acquired		4,398
Equity from the partnership		$ 500